LEASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Lease Commitments [Abstract]
Schedule of Future Minimum Lease Payments for Capital and Noncancellable Operating Leases
Future minimum noncancellable operating lease payments at December 31, 2016 are as follows (in millions):

Operating Leases
2017	$32.5
2018	21.0
2019	16.4
2020	11.2
2021	10.5
Thereafter	40.7
Total minimum obligations	$132.3